Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Related Party Transactions

NOTE 6 – Related Party Transactions

The Doctors Laboratory

The Company leases its offices in London from The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $65,000 and $67,000 plus VAT during the six months ended June 30, 2023 and 2022, respectively. David Byrne, a former non-employee director of the Company, is the Chief Executive Officer of TDL and Dr. Ray Prudo, the Company’s Chairman, is the non-Executive Chairman of the Board of Directors of TDL.

The Company received laboratory testing services for its clinical trials provided by TDL and incurred expenses of approximately $18,000 and $9,000 during the six months ended June 30, 2023 and 2022, respectively. The Company recorded payable balances owed to TDL of approximately $21,000 and $23,000 as of June 30, 2023 and December 31, 2022, respectively.

Other

A non-employee director of the Company began providing business development consulting services in January 2018. The consulting agreement was terminated in November 2022. The Company incurred expenses of approximately $50,000 during the six months ended June 30, 2022. No such expenses were incurred during the six months ended June 30, 2023.